FPA CAPITAL FUND, INC.

Portfolio of investments

June 30, 2020

(Unaudited)

COMMON STOCKS	Shares	Fair Value
COMMUNICATIONS EQUIPMENT — 6.7%
InterDigital, Inc.	235,295	$13,324,756

INFORMATION TECHNOLOGY SERVICES — 5.7%
ACI Worldwide, Inc.(a)	191,743	$5,175,143
Science Applications International Corp.	79,232	6,154,742
		$11,329,885

TELECOM CARRIERS — 5.1%
Vonage Holdings Corp.(a)	1,024,988	$10,311,379

HEALTH CARE EQUIPMENT & SERVICE — 4.7%
Centene Corp.(a)	147,581	$9,378,772

EXPLORATION & PRODUCTION — 3.5%
Noble Energy, Inc.	601,419	$5,388,714
Viper Energy Partners LP	161,406	1,672,166
		$7,060,880

CONTAINERS & PACKAGING — 3.5%
Graphic Packaging Holding Co.	497,217	$6,956,066

AUTO PARTS — 3.2%
Dana, Inc.	366,010	$4,461,662
Gentex Corp.	79,045	2,036,990
		$6,498,652

PACKAGED FOOD — 2.4%
TreeHouse Foods, Inc.(a)	110,109	$4,822,774

COMPUTER HARDWARE & STORAGE — 2.2%
Western Digital Corp.	101,511	$4,481,711

BANKS — 1.9%
Investors Bancorp, Inc.	437,388	$3,717,798

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 1.7%
Carter's, Inc.	41,868	$3,378,748

AGRICULTURAL MACHINERY — 1.5%
AGCO Corporation	54,702	$3,033,773

TECHNOLOGY DISTRIBUTORS — 1.5%
Arrow Electronics, Inc.(a)	43,892	$3,014,941

CONSUMER GOODS - RENTAL — 1.5%
Aaron's, Inc.	66,149	$3,003,165

FPA CAPITAL FUND, INC.

Portfolio of investments (Continued)

June 30, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
CEMENT & AGGREGATES — 1.3%
Oshkosh Corporation	37,406	$2,679,018

SEMICONDUCTOR MANUFACTURING — 1.1%
MKS Instruments, Inc.	18,635	$2,110,227

APPLICATION SOFTWARE — 1.0%
Change Healthcare, Inc.(a)	187,358	$2,098,410

HOTELS, RESTAURANTS & LEISURE — 1.0%
Vail Resorts, Inc.	10,792	$1,965,763

SEMICONDUCTOR DEVICES — 0.8%
Ambarella, Inc.(a)	34,844	$1,595,855

OTHER COMMON STOCKS — 4.6%(a)(b)		$9,165,353

TOTAL COMMON STOCKS — 54.9% (Cost $96,283,419)		$109,927,926

BONDS & DEBENTURES

U.S. TREASURIES — 34.5%
U.S. Treasury Bills — 0.122% 12/31/2020(c)	$10,000,000	$9,991,557
U.S. Treasury Bills — 0.145% 1/28/2021(c)	12,500,000	12,487,594
U.S. Treasury Notes — 1.375% 8/31/2020	10,000,000	10,020,842
U.S. Treasury Notes — 1.375% 9/30/2020	7,500,000	7,523,150
U.S. Treasury Notes — 1.625% 7/31/2020	12,500,000	12,515,479
U.S. Treasury Notes — 1.625% 10/15/2020	10,000,000	10,043,503
U.S. Treasury Notes — 2.750% 11/30/2020	6,500,000	6,569,665

TOTAL U.S. TREASURIES (Cost $69,028,302)		$69,151,790

TOTAL BONDS & DEBENTURES — 34.5% (Cost $69,028,302)		$69,151,790

TOTAL INVESTMENT SECURITIES — 89.4% (Cost $165,311,721)		$179,079,716

SHORT-TERM INVESTMENTS — 10.7%
State Street Bank Repurchase Agreement — 0.00% 7/1/2020 (Dated 06/30/2020, repurchase price of $21,463,000, collateralized by $20,180,900 principal amount U.S. Treasury Notes — 2.63% 2023, fair value $21,892,341)	$21,463,000	$21,463,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,463,000)		$21,463,000

FPA CAPITAL FUND, INC.

Portfolio of investments (Continued)

June 30, 2020

(Unaudited)

Fair Value
TOTAL INVESTMENTS — 100.1% (Cost $186,774,721)	$200,542,716
Other Assets and Liabilities, net — (0.1)%	(176,865)
NET ASSETS — 100.0% — NOTE 2	$200,365,851

(a)	Non-income producing security.
(b)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(c)	Zero coupon bond. Coupon amount represents effective yield to maturity.

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of June 30, 2020: (see Portfolio of Investments for industry categories):

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Communications Equipment	$13,324,756	—	—	$13,324,756
Information Technology Services	11,329,885	—	—	11,329,885
Telecom Carriers	10,311,379	—	—	10,311,379
Health Care Equipment & Service	9,378,772	—	—	9,378,772
Exploration & Production	7,060,880	—	—	7,060,880
Containers & Packaging	6,956,066	—	—	6,956,066
Auto Parts	6,498,652	—	—	6,498,652
Packaged Food	4,822,774	—	—	4,822,774
Computer Hardware & Storage	4,481,711	—	—	4,481,711
Banks	3,717,798	—	—	3,717,798
Apparel, Footwear & Accessory Design	3,378,748	—	—	3,378,748
Agricultural Machinery	3,033,773	—	—	3,033,773
Technology Distributors	3,014,941	—	—	3,014,941
Consumer Goods - Rental	3,003,165	—	—	3,003,165
Cement & Aggregates	2,679,018	—	—	2,679,018
Semiconductor Manufacturing	2,110,227	—	—	2,110,227
Application Software	2,098,410	—	—	2,098,410
Hotels, Restaurants & Leisure	1,965,763	—	—	1,965,763
Semiconductor Devices	1,595,855	—	—	1,595,855
Other Common Stocks	9,165,353	—	—	9,165,353
U.S. Treasuries	—	$69,151,790	—	69,151,790
Short-Term Investment	—	21,463,000	—	21,463,000
	$109,927,926	$90,614,790	—	$200,542,716

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended June 30, 2020.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2020 (excluding short-term investments), was $170,682,679 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$10,669,231
Gross unrealized depreciation:	(2,272,194)
Net unrealized appreciation:	$8,397,037